SCHEDULE OF OTHER EXPENSE INCOME (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Financing income contained in our revenue contracts	$ 11,004	$ 6,278	$ 40,220	$ 9,169
Expense from note modifications		(126,158)	(59,161)	(126,158)
Transaction expense on the Series B preferred share issuance			(100,000)
Other (expense) income	$ 11,004	$ (119,880)	$ (118,941)	$ (116,989)	$ (110,822)	$ 15,120